Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,046,250,000
Previously Paid Amount	0
Total Fee Amount	160,181
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,046,250,000 (1) .
Net Fee	$ 160,181
Narrative - Max Aggregate Offering Price	$ 1,046,250,000
Final Prospectus	true